Condensed Interim Consolidated Statements of Cash Flows - CAD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Operating activities
Income (loss) for the period	$ (5,959,914)	$ 1,889,215
Adjustments for:
Exploration and evaluation costs	6,000	0
Share-based payments	892,052	124,881
Shares issued for services	21,000	0
Realized (gain) loss on investments	(35,051)	4,637
Revaluation of warrant liability	0	(247,062)
Unrealized (gain) loss on investments	2,173,929	(3,100,285)
Change in cumulative translation adjustment	0	7,404
Net change in non-cash working capital items	433,227	87,149
Cash flows from (used in) operating activities	(2,468,757)	(1,234,061)
Financing activities
Proceeds from private placements	0	931,100
Cash flows from (used in) financing activities	0	931,100
Investing activities
Mineral property acquisition costs, net	(36,707)	(25,000)
Proceeds from sale of investments	148,742	166,194
Proceeds from sale of mineral properties	0	178,253
Cash flows from (used in) investing activities	112,035	319,447
Change in cash	(2,356,722)	16,486
Cash, beginning of period	2,839,369	347,896
Cash, end of period	$ 482,647	$ 364,382